Intangible Assets - Additional Information (Details) - USD ($)		12 Months Ended
	Mar. 11, 2021	Dec. 31, 2021
Disclosure Of Intangible Assets [Line Items]
Consideration value	$ 40,000.0
Estimated amortization period of intangible assets		18 years 9 months
PrimeiroPay
Disclosure Of Intangible Assets [Line Items]
Contingent consideration	1,330,000
Consideration value	39,335,000
Cash consideration	38,670,000
Contingent consideration at fair value	$ 665,000
Estimated amortization period of intangible assets	18 years 9 months